Quarterly Financial Information - Summary of Cash flows (Detail) - USD ($)	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	$ (23,662)	$ 7,893,587	$ (1,508,194)	$ (1,531,856)	$ 33,360,787	$ (25,094,982)
Change in fair value of derivative warrant liabilities				(574,660)		(22,411,660)
Transaction costs - derivative warrant liabilities			1,636,200	1,636,200		1,636,200
Initial value of Class A ordinary shares subject to possible redemption				508,843,200		508,843,200
Change in value of Class A ordinary shares subject to possible redemption				159,360	$ 33,360,780	(23,403,760)
As Previously Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss			(446,654)	(470,316)		(1,047,122)
Change in fair value of derivative warrant liabilities						0
Transaction costs - derivative warrant liabilities						0
Initial value of Class A ordinary shares subject to possible redemption				551,943,200		551,943,200
Change in value of Class A ordinary shares subject to possible redemption				(415,300)		(992,100)
Restatement Adjustment [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss			(1,061,540)	(1,061,540)		(24,047,860)
Change in fair value of derivative warrant liabilities				(574,660)		(22,411,660)
Transaction costs - derivative warrant liabilities			$ 1,636,200	1,636,200		1,636,200
Initial value of Class A ordinary shares subject to possible redemption				(43,100,000)		(43,100,000)
Change in value of Class A ordinary shares subject to possible redemption				$ 574,660		$ (22,411,660)